Consolidated statement of income - EUR (€) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 10,489	€ 5,323		€ 20,063	€ 9,801
Interest expense		6,296	1,959		11,988	3,584
Provision for credit losses, Statement of Income		401	233		772	525
Net interest income		4,192	3,364		8,074	6,217
Net interest income after provision for credit losses		3,792	3,131		7,302	5,692
Commissions and fee income		2,321	2,501		4,669	5,257
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		643	1,815		2,178	3,119
Net gains (losses) on derecognition of financial assets at amortized cost		(2)	(4)		(4)	(4)
Net gains (losses) on financial assets at fair value through other comprehensive income		(2)	(39)		22	(34)
Net income (loss) from equity method investments		11	67		7	95
Other income (loss)		(101)	(5)		(106)	237
Total noninterest income		2,870	4,335		6,765	8,670
Compensation and benefits		2,812	2,690	[2]	5,508	5,346	[3]
General and administrative expenses		2,657	2,217	[2]	5,417	4,981	[3]
Impairment of goodwill and other intangible assets		0	0	[2]	0	0	[3]
Restructuring activities		134	(36)	[2]	134	(80)	[3]
Total noninterest expenses		5,602	4,870	[2]	11,059	10,247	[3]
Profit (loss) before tax		1,059	2,596	[2]	3,008	4,115	[3]
Income tax expense (benefit)		366	561		924	959
Profit (loss)		693	2,035		2,084	3,155
Profit (loss) attributable to noncontrolling interests		(39)	(33)		(64)	(73)
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 654	€ 2,002		€ 2,020	€ 3,083

[1]	Interest and similar income of € 8.1 billion for the three months ended June 30, 2023 and € 4.3 billion for the three months ended June 30, 2022
, € 15.8 billion for the six months ended June 30, 2023 and € 7.9 billion for the six months ended June 30, 2022 was calculated based on the effective interest method
[2]	Prior year’s comparatives aligned to presentation in the current year
[3]	Prior year’s comparatives aligned to presentation in the current year